Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details) [Line Items]
Valuation allowance, deferred tax asset, increase (decrease), amount	$ 9.9	$ 7.9
Operating loss carry forwards	76.3
Tax cut and jobs act, net operating loss generated	76.3
Tax credit carryforward, amount	3.2
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating loss carry forwards	96.7
California Research And Development [Member]
Income Taxes (Details) [Line Items]
Tax credit carryforward, amount	$ 2.3